Cover Page	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	SALARIUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36812
Entity Tax Identification Number	46-5087339
Entity Address, Address Line Two	Suite X
Entity Address, Address Line One	2450 Holcombe Blvd.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	832
Local Phone Number	834-6992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SLRX
Entity Emerging Growth Company	false
Entity Central Index Key	0001615219
Amendment Flag	false